Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2024
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2023	2024
Service cost	¥3,014	¥2,884
Interest cost	1,742	2,020
Expected return on plan assets	(2,829)	(2,833)
Amortization of net actuarial losses	1,403	922
Amortization of prior service cost	(802)	(230)

Net periodic benefit cost	¥2,528	¥2,763